Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 8: Subsequent Events

On October 8, 2024, the Company entered into an OEM Agreement (the “Agreement”) with inContact, Inc. (“inContact”), a Delaware corporation. inContact is an affiliate of NICE Ltd., a company incorporated in Israel, whose shares are traded on the Tel Aviv Stock Exchange and whose American Depositary Shares are traded on the Nasdaq Global Select Market. NICE is one of the largest customer service companies in the world. Pursuant to the Agreement, inContact will distribute and sell the Company’s OEM solutions, consisting of over-the-phone consecutive AI language translation solutions to customers and inContact will pay fees to the Company based on usage of the Company’s OEM solutions. The Agreement has an exclusivity period of eighteen months and an initial term of three years. Subsequent to September 30, 2024, the Company received $700,000 related to this agreement.

On October 14, 2024, the Company (the “Grantor”) entered into a secured promissory note payable for $80,000 with Rowland Day (the “Lender”). The note is secured by the assets of the Company and will accrue interest at the rate of 14% per annum. The note is payable on demand. If the Lender does not demand payment, the note matures the earlier of; (i) November 13, 2024, (ii) the closing of a minimum of $500,000 in a subsequent financing of either debt or equity; (iii) a subsequent registration statement with minimum proceeds of one million dollars ($1,000,000) is received by the Company; and /or (iv) a change in control transaction occurs in which the collective ownership of Saul Leal and Holder is reduced to less than fifty percent (50%) or Holder’s ownership is reduced to less than thirty-five percent (35%) (any such date, or transaction shall be the maturity date) . The Company will not hereafter create, incur, assume, or suffer to exist any mortgage, pledge, hypothecation, assignment, security interest, encumbrance, lien (statutory or other), preference, priority, of other security agreement or preferential arrangement of any kind or nature whatsoever (including any conditional sale or other title retention agreement and any financing lease) (each a “Lien”) upon any of its property, revenue, or assets, whether now owned or hereafter acquired without the written consent of Holder. The Company shall cross-default in the payment when due, or otherwise default in performance, after the expiration of any applicable grace period, of any amount payable under existing corporate obligations, or any other obligations of the Company for money borrowed (including capital leases and purchase money financing) in excess of $10,000, or there occurs any event of default or similar circumstance or event entitling the holder thereof to accelerate the obligations thereunder or to exercise rights and remedies, prior to the payment in full of the obligations. If any Event of Default occurs and continues for a period that exceeds ten (10) days, Holder may by written election, elect to either (i) declare the Note immediately due and payable, or (ii) receive 1,000,000 warrants with an exercise price of $0.01 per share which shall have a term of 5 years. To secure the prompt and complete payment of all Secured Obligations, for value received and pursuant to the Note, the Grantor hereby grants, assigns and transfers to the Lender a security interest in and to all of the Grantor’s assets. At the time any Collateral becomes subject to a security interest of the Lender hereunder, unless the Lender shall otherwise consent, the Grantor shall be deemed to have represented and warranted that (a) the Grantor is the lawful owner of such Collateral or has the power to transfer the Collateral and have the right and authority to subject the same to the security interest of the Lender.

On October 1, 2024, the Company agreed to issue 1,200,000 options to an employee. The options have a five-year term at an exercise price of $0.41. The options vest as follows: (i) 75,000 Options are fully vested and exercisable; (ii) 525,000 Options will become vested and exercisable with respect to 37,500 shares on the last day of each calendar quarter beginning December 31, 2024, and ending on September 30, 2028, until the 525,000 Options are 100% vested. In full satisfaction of the relevant obligation of the Company under the Participant’s employment agreement with the Company, the remaining 600,000 Option Shares will become vested and exercisable as follows until the Option Shares are 100% vested: (i) For a period of four years beginning October 1, 2024, ending September 30, 2025; October 1, 2025, ending September 30, 2026; October 1, 2026 ending September 30, 2027; and October 1, 2027 ending September 30, 2028, 150,000 Option Shares will vest (subject to meeting certain total new bookings) on September 30 of each year, beginning September 30, 2025. Vesting for each 12-month term is contingent upon Participant exceeding a minimum amount of total new bookings as determined by the Company’s board of directors or their designee. For the first term ending on September 30, 2025, Participant must exceed $5 million of total new bookings for the first vesting of 150,000 Option Shares.

Note 8. Subsequent Events

On January 24, 2024, the Board of Directors approved the issuance of 750,000 options to a director. The options have a ten-year term at an exercise price of $0.51 and vest in 4 equal annual installments beginning one year from the issuance date.

Subsequent to December 31, 2023, the Company issued 87,500 shares of common stock at $0.40 per share and collected $35,000.